Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 247,250,000.00
Previously Paid Amount	25,013.36
Total Fee Amount	30,766.24
Total Offset Amount	0.00
Net Fee	$ 5,752.88